Putnam Investments
                                                  One Post Office Square
                                                  Boston, MA 02109
                                                  January 2, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Funds Trust (Reg. No. 333-515) (811-7513) Post-Effective
    Amendment No. 40 to Registration Statement on Form N-1A

    Putnam Investment Funds (Reg. No. 33-56339) (811-7237) Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No.40 and 39, respectively to the Registration Statements on Form N-1A (the "Amendments") would not have differed from that contained in the Amendments, which is the most recent amendments to such Registration Statement and was filed electronically on December 29, 2000.

     Comments or questions concerning this certificate may be directed to Gregory Pickard at 1-800-225-2465, ext. 17122.

                                                  Very truly yours,

                                                  Putnam Funds Trust
                                                  Putnam Investment Funds

                                                  /s/ Gordon H. Silver
                                              By: --------------------

                                                  Gordon H. Silver
                                                  Vice President

cc: John Towers, Esq.